REVENUES (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Product sales and services	$ 49,795	$ 2,499	$ 82,521	$ 6,479